Investment Securities (Available-for-sale Securities, OTTI Credit Loss Activity) (Details) - USD ($)	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Income tax expense (benefit)	$ 22,000,000	$ 12,000,000	$ 24,000,000	$ 28,000,000	$ 18,000,000	$ 4,000,000	$ (10,000,000)	$ 12,000,000	$ (40,000,000)	$ (410,000,000)	$ 0	$ (6,000,000)	$ 0	$ 43,000,000	$ 46,000,000	$ 82,000,000	$ (34,000,000)	$ (416,000,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Reductions for investment securities sold during the period (realized)	$ 0			$ 0										0	0
FSTAR 2006-1 Mortgage Securitization
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Income tax expense (benefit)												$ (6,000,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Additions for the amount related to the credit loss for which an OTTI impairment was not previously recognized																		(9,000,000)
Non-agency collateralized mortgage obligations
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance of amount related to credit losses					$ 0				$ 0				$ (3,000,000)	$ 0	$ 0	0	0	(3,000,000)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life																0	0	1,000,000
Reductions for investment securities sold during the period (realized)																0	0	11,000,000
Additions for the amount related to the credit loss for which an OTTI impairment was not previously recognized																0	0	(9,000,000)
Ending balance of amount related to credit losses		$ 0				$ 0				$ 0						$ 0	$ 0	$ 0